Commitments and Contingencies (Details)				12 Months Ended
	Dec. 06, 2021 USD ($) $ / shares shares	Apr. 14, 2021 USD ($) shares	Mar. 04, 2021 USD ($) shares	Dec. 31, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($)
Commitments and Contingencies
Maximum number of demands for registration of securities | item				3
Underwriting discount		$ 100,000	$ 8,400,000
Deferred discount per Unit | $ / shares				$ 0.35
Aggregate deferred underwriting fee payable				$ 14,875,000
Deferred underwriting liability written off				$ 4,462,500
Issuance of Forward Purchase Agreements					$ 770,000
Forward Purchase Agreements | Maximum [Member]
Commitments and Contingencies
Number of shares issued | shares				120,000,000
Forward Purchase Agreements | Unsecured convertible notes
Commitments and Contingencies
Aggregate unsecured convertible notes	$ 80,000,000
Aggregate proceeds from issuance of Convertible Notes	$ 80,000,000
Over-allotment option
Commitments and Contingencies
Underwriters options period			45 days
Number of units issued | shares		500,000	6,300,000
Forward Purchase Securities | Forward Purchase Agreements
Commitments and Contingencies
Price per share | $ / shares	$ 10.00
Number of shares in a forward purchase securities | shares	1
Number of shares issuable per warrant | shares	1
Exercise price of warrants | $ / shares	$ 11.50
Forward Purchase Securities | Forward Purchase Agreements | Common Class A [Member]
Commitments and Contingencies
Number of warrants in a forward purchase securities | shares	1
Forward Purchase Securities | Forward Purchase Agreements | Maximum [Member]
Commitments and Contingencies
Number of shares issued | shares	4,000,000
Aggregate purchase price	$ 40,000,000
Issuance of Forward Purchase Agreements	$ 40,000,000